OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency translation reserve
At 1 January	£ (176)	£ (164)
At 31 December	(159)	(176)	£ (164)
Reserve of change in value of foreign currency basis spreads
Foreign currency translation reserve
At 1 January	(176)	(164)	(156)
Currency translation differences arising in the year	4	(12)	(8)
At 31 December	(159)	(176)	(164)
Reserve of change in value of foreign currency basis spreads | Pre-tax
Foreign currency translation reserve
Income statement transfers	£ 13	£ 0	£ 0